UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2020

Portfolio of Investments

Common Stocks — 87.0%
Security	Shares	Value

China — 11.8%

AAC Technologies Holdings, Inc.	12,500	$65,705

Alibaba Group Holding, Ltd. ADR(1)	12,254	3,733,671

Anhui Conch Cement Co., Ltd., Class H	16,500	103,216

ANTA Sports Products, Ltd.	14,000	155,416

Autohome, Inc. ADR	1,000	95,550

Baidu, Inc. ADR(1)	2,480	329,964

BYD Co., Ltd., Class H	12,500	252,685

China Conch Venture Holdings, Ltd.	25,500	113,546

China Construction Bank Corp., Class H	803,000	553,358

China Gas Holdings, Ltd.	23,600	72,524

China Life Insurance Co., Ltd., Class H	83,000	181,100

China Mengniu Dairy Co., Ltd.(1)	36,000	169,715

China Mobile, Ltd.	54,500	333,351

China National Building Material Co., Ltd., Class H	72,000	82,876

China Overseas Land & Investment, Ltd.	44,500	111,775

China Pacific Insurance (Group) Co., Ltd., Class H	36,400	113,912

China Petroleum & Chemical Corp., Class H	302,000	117,922

China Resources Beer Holdings Co., Ltd.	22,000	136,501

China Resources Gas Group, Ltd.	16,000	69,523

China Resources Land, Ltd.	37,777	154,495

China Shenhua Energy Co., Ltd., Class H	49,500	85,766

China Telecom Corp., Ltd., Class H	234,000	73,455

China Tower Corp., Ltd., Class H(2)	596,000	93,271

China Unicom (Hong Kong), Ltd.	98,000	60,406

China Vanke Co., Ltd., Class H	26,700	82,876

CITIC Securities Co., Ltd., Class H	39,500	85,644

CITIC, Ltd.	75,000	53,620

CNOOC, Ltd.	183,000	167,437

CSPC Pharmaceutical Group, Ltd.	119,040	126,412

ENN Energy Holdings, Ltd.	11,500	145,545

Geely Automobile Holdings, Ltd.	68,000	139,730

Guangdong Investment, Ltd.	42,000	62,291

Haier Electronics Group Co., Ltd.	26,000	99,118

Hengan International Group Co., Ltd.	11,000	76,731

Huazhu Group, Ltd. ADR	2,300	91,149

Industrial & Commercial Bank of China, Ltd., Class H	577,000	327,658

JD.com, Inc. ADR(1)	6,424	523,684

Lenovo Group, Ltd.	136,000	85,391

Li Ning Co., Ltd.	31,000	161,570

Longfor Group Holdings, Ltd.(2)	25,000	136,978

Meituan Dianping, Class B(1)	11,600	432,438

Momo, Inc. ADR	2,500	37,500

NetEase, Inc. ADR	3,405	295,520

New Oriental Education & Technology Group, Inc. ADR(1)	1,474	236,400

Security	Shares	Value

China (continued)

PetroChina Co., Ltd., Class H	282,000	$79,196

PICC Property & Casualty Co., Ltd., Class H	100,000	67,871

Pinduoduo, Inc. ADR(1)	2,600	233,948

Ping An Insurance (Group) Co. of China, Ltd., Class H	48,000	496,304

Semiconductor Manufacturing International Corp.(1)	53,000	156,357

Shenzhou International Group Holdings, Ltd.	10,100	175,734

Shimao Group Holdings, Ltd.	22,000	77,931

Shimao Services Holdings, Ltd.(1)(2)	947	2,028

Sino Biopharmaceutical, Ltd.	133,500	135,235

Sinopharm Group Co., Ltd., Class H	22,400	51,463

Sunny Optical Technology Group Co., Ltd.	9,200	152,749

TAL Education Group ADR(1)	3,648	242,446

Tencent Holdings, Ltd.	44,600	3,407,690

Trip.com Group, Ltd. ADR(1)	5,600	161,056

Vipshop Holdings, Ltd. ADR(1)	7,998	171,157

Want Want China Holdings, Ltd.	103,000	68,210

Wuxi Biologics Cayman, Inc.(1)(2)	9,000	252,753

Xiaomi Corp., Class B(1)(2)	115,200	327,633

Yum China Holdings, Inc.	3,700	196,951

ZTO Express Cayman, Inc. ADR	4,100	118,818

		$17,202,925

Colombia — 2.7%

Bancolombia S.A.	79,900	$505,781

Bancolombia S.A., PFC Shares	149,500	946,361

Ecopetrol S.A.	1,629,300	753,957

Grupo Argos S.A.	95,900	263,144

Grupo Aval Acciones y Valores S.A., PFC Shares	1,315,700	302,549

Grupo de Inversiones Suramericana S.A.	76,200	395,732

Interconexion Electrica S.A.	149,300	804,681

		$3,972,205

Cyprus — 0.6%

Bank of Cyprus Holdings PLC(1)(3)	1,716,590	$908,337

Bank of Cyprus Holdings PLC(1)(3)	45,800	23,673

		$932,010

Egypt — 4.0%

Cairo Investment & Real Estate Development Co. SAE	352,100	$336,339

Cleopatra Hospital(1)	1,140,800	342,714

Commercial International Bank Egypt SAE	480,130	1,876,746

Credit Agricole Egypt SAE	337,930	555,400

Eastern Co. SAE	687,580	520,843

Egypt Kuwait Holding Co. SAE	334,620	347,573

Egyptian Financial Group-Hermes Holding Co.(1)	410,720	327,222

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Egypt (continued)

ElSewedy Electric Co.	818,720	$383,638

Juhayna Food Industries	721,090	301,797

Talaat Moustafa Group	1,058,890	416,334

Telecom Egypt Co.	451,140	340,342

		$5,748,948

Georgia — 4.8%

Bank of Georgia Group PLC(1)	259,390	$3,016,461

Georgia Capital PLC(1)	183,510	874,908

TBC Bank Group PLC(1)	253,486	3,019,959

		$6,911,328

Greece — 4.5%

Aegean Airlines S.A.(1)	15,000	$46,453

Alpha Bank AE(1)	649,300	330,413

Athens Water Supply & Sewage Co. S.A.	20,000	155,051

Eurobank Ergasias Services and Holdings S.A.(1)	1,215,600	406,508

GEK Terna Holding Real Estate Construction S.A.(1)	33,800	228,656

Hellenic Exchanges - Athens Stock Exchange S.A.	26,900	80,115

Hellenic Telecommunications Organization S.A.	112,200	1,487,963

Holding Co. ADMIE IPTO S.A.	54,300	134,279

JUMBO S.A.	51,100	716,235

LAMDA Development S.A.(1)	29,024	171,571

Motor Oil (Hellas) Corinth Refineries S.A.	28,500	266,469

Mytilineos S.A.	46,900	514,575

National Bank of Greece S.A.(1)	257,100	270,762

OPAP S.A.	90,307	730,590

Piraeus Port Authority S.A.	3,500	69,195

Public Power Corp. S.A.(1)	48,900	274,619

Sarantis S.A.	14,700	145,025

Terna Energy S.A.	21,300	283,543

Titan Cement International S.A.(1)	19,300	241,106

		$6,553,128

India — 3.7%

Asian Paints, Ltd.	3,490	$104,025

Avenue Supermarts, Ltd.(1)(2)	1,995	60,048

Axis Bank, Ltd.(1)	25,514	168,608

Bajaj Auto, Ltd.	1,008	39,205

Bajaj Finance, Ltd.	2,142	95,291

Bajaj Finserv, Ltd.	652	48,791

Bandhan Bank, Ltd.(1)(2)	7,986	31,091

Bharat Petroleum Corp., Ltd.	9,239	44,086

Bharti Airtel, Ltd.	14,997	87,486

Britannia Industries, Ltd.	842	39,491

Security	Shares	Value

India (continued)

Dabur India, Ltd.	7,212	$49,794

Dr. Reddy’s Laboratories, Ltd.	1,387	91,315

Eicher Motors, Ltd.	1,800	50,643

Godrej Consumer Products, Ltd.	5,486	49,294

Grasim Industries, Ltd.	4,295	45,164

Havells India, Ltd.	3,816	37,523

HCL Technologies, Ltd.	13,120	149,771

HDFC Life Insurance Co., Ltd.(1)(2)	9,208	73,373

Hero MotoCorp, Ltd.	1,283	48,493

Hindalco Industries, Ltd.	22,328	51,655

Hindustan Unilever, Ltd.	9,125	255,594

Housing Development Finance Corp., Ltd.	17,778	460,607

ICICI Bank, Ltd.(1)	55,552	292,875

ICICI Lombard General Insurance Co., Ltd.(2)	2,766	46,251

Infosys, Ltd.	38,605	552,995

ITC, Ltd.	36,798	82,308

JSW Steel, Ltd.	11,825	49,257

Larsen & Toubro, Ltd.	5,935	74,465

Lupin, Ltd.	3,240	39,677

Mahindra & Mahindra, Ltd.	9,197	73,720

Maruti Suzuki India, Ltd.	1,401	131,074

Nestle India, Ltd.	297	68,693

Power Grid Corporation of India, Ltd.	25,079	58,194

Reliance Industries, Ltd.	31,306	872,113

SBI Life Insurance Co., Ltd.(1)(2)	5,188	53,948

Shree Cement, Ltd.	163	47,509

State Bank of India(1)	22,996	58,791

Sun Pharmaceutical Industries, Ltd.	10,399	65,357

Tata Consultancy Services, Ltd.	9,904	356,770

Tata Motors, Ltd.(1)	23,589	42,123

Tech Mahindra, Ltd.	6,000	65,896

Titan Co., Ltd.	3,902	61,509

UltraTech Cement, Ltd.	1,443	88,547

UPL, Ltd.	7,077	43,214

Wipro, Ltd.	17,119	78,577

		$5,385,211

Indonesia — 0.6%

Astra International Tbk PT	234,600	$85,669

Bank Central Asia Tbk PT	110,100	216,639

Bank Mandiri Persero Tbk PT	220,400	85,853

Bank Negara Indonesia Persero Tbk PT	100,600	32,006

Bank Rakyat Indonesia Persero Tbk PT	649,500	147,028

Barito Pacific Tbk PT(1)	392,400	23,775

Charoen Pokphand Indonesia Tbk PT	93,400	36,795

Indah Kiat Pulp & Paper Corp. Tbk PT	40,200	24,618

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)

Indofood Sukses Makmur Tbk PT	61,600	$29,180

Kalbe Farma Tbk PT	283,300	29,393

Semen Indonesia Persero Tbk PT	42,700	27,662

Telekomunikasi Indonesia Persero Tbk PT	562,000	99,508

Unilever Indonesia Tbk PT	91,200	48,399

United Tractors Tbk PT	21,800	31,145

		$917,670

Kuwait — 1.8%

Agility Public Warehousing Co. KSC	93,210	$202,036

Boubyan Bank KSCP	94,639	183,833

Kuwait Finance House KSCP	306,905	660,692

Mobile Telecommunications Co.	168,793	321,981

National Bank of Kuwait SAK	455,803	1,259,417

		$2,627,959

Romania — 3.8%

Banca Transilvania S.A.	4,656,670	$2,110,659

BRD-Groupe Societe Generale S.A.(1)	219,440	598,526

Digi Communications N.V.(2)	38,660	311,427

OMV Petrom S.A.	11,916,660	895,044

Societatea Energetica Electrica S.A.	143,830	382,478

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	121,890	752,803

Transelectrica S.A.	30,910	177,676

Transgaz S.A. Medias	5,030	343,552

		$5,572,165

Serbia — 4.6%

Komercijalna Banka AD Beograd(1)	131,568	$3,774,948

Metalac AD(1)	67,357	1,244,440

NIS AD Novi Sad(1)	309,854	1,718,535

		$6,737,923

Singapore — 1.1%

Yoma Strategic Holdings, Ltd.(1)	8,240,033	$1,540,007

		$1,540,007

South Korea — 15.3%

AMOREPACIFIC Corp.	1,035	$145,403

Celltrion Healthcare Co., Ltd.(1)	1,864	139,833

Celltrion, Inc.(1)	2,629	561,354

Coway Co., Ltd.	2,500	153,081

E-MART, Inc.	830	104,495

Hana Financial Group, Inc.	11,229	303,323

Security	Shares	Value

South Korea (continued)

HLB, Inc.(1)	1,593	$130,603

Hotel Shilla Co., Ltd.	1,568	103,362

Hyundai Engineering & Construction Co., Ltd.	4,244	115,696

Hyundai Heavy Industries Holdings Co., Ltd.	540	102,763

Hyundai Mobis Co., Ltd.	2,240	448,814

Hyundai Motor Co.	4,968	727,196

Hyundai Motor Co., Second PFC Shares	1,868	132,359

Kakao Corp.	1,631	475,585

Kangwon Land, Inc.	5,568	103,896

KB Financial Group, Inc.	12,727	455,242

Kia Motors Corp.	9,714	435,664

Korea Electric Power Corp.(1)	8,936	157,626

Korea Investment Holdings Co., Ltd.	2,414	147,452

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,652	115,194

Korea Zinc Co., Ltd.	357	120,740

KT&G Corp.	4,303	307,252

LG Chem, Ltd.	1,528	833,189

LG Corp.	3,522	210,894

LG Display Co., Ltd.(1)	10,343	129,148

LG Electronics, Inc.	4,150	308,509

LG Household & Health Care, Ltd.	284	376,550

LG Uplus Corp.	10,402	101,831

Lotte Chemical Corp.	660	136,497

Mirae Asset Daewoo Co., Ltd.	22,054	164,311

Naver Corp.	4,057	1,038,068

NCsoft Corp.	457	313,997

Netmarble Corp.(1)(2)	1,056	109,708

Orion Corp. of Republic of Korea	978	93,711

POSCO	2,637	486,801

S-Oil Corp.	2,125	102,622

Samsung Biologics Co., Ltd.(1)(2)	522	315,443

Samsung C&T Corp.	2,968	290,733

Samsung Electro-Mechanics Co., Ltd.	2,007	238,548

Samsung Electronics Co., Ltd.	136,770	6,874,827

Samsung Electronics Co., Ltd., PFC Shares	24,522	1,090,858

Samsung Fire & Marine Insurance Co., Ltd.	1,143	180,727

Samsung Life Insurance Co., Ltd.	2,939	164,502

Samsung SDI Co., Ltd.	1,673	659,055

Samsung SDS Co., Ltd.	1,208	180,262

Shinhan Financial Group Co., Ltd.	15,151	411,081

SK Holdings Co., Ltd.	1,290	210,074

SK Hynix, Inc.	16,246	1,152,538

SK Innovation Co., Ltd.	2,192	245,007

SK Telecom Co., Ltd.	834	158,150

Woori Financial Group, Inc.	21,225	167,584

Yuhan Corp.	1,935	101,830

		$22,333,988

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Sri Lanka — 0.2%

Softlogic Life Insurance PLC(1)	2,000,000	$326,754

		$326,754

Taiwan — 12.7%

Accton Technology Corp.	12,000	$87,183

Advantech Co., Ltd.	10,667	107,991

ASE Technology Holding Co., Ltd.	95,358	214,037

Asia Cement Corp.	72,000	103,639

Asustek Computer, Inc.	20,000	169,922

Catcher Technology Co., Ltd.	18,000	113,787

Cathay Financial Holding Co., Ltd.	194,087	260,801

Chailease Holding Co., Ltd.	31,200	151,566

Chang Hwa Commercial Bank, Ltd.	197,600	117,821

China Development Financial Holding Corp.	363,000	106,526

China Steel Corp.	338,000	240,102

Chunghwa Telecom Co., Ltd.	101,000	378,921

Compal Electronics, Inc.	136,000	88,604

CTBC Financial Holding Co., Ltd.	476,000	300,599

Delta Electronics, Inc.	47,680	317,235

E.Sun Financial Holding Co., Ltd.	288,278	245,099

Far Eastern New Century Corp.	99,700	90,010

Far EasTone Telecommunications Co., Ltd.	53,000	111,231

First Financial Holding Co., Ltd.	260,590	182,848

Formosa Chemicals & Fibre Corp.	94,000	226,399

Formosa Petrochemical Corp.	35,000	96,353

Formosa Plastics Corp.	112,000	310,035

Fubon Financial Holding Co., Ltd.	169,000	240,750

Globalwafers Co., Ltd.	7,000	101,936

Hon Hai Precision Industry Co., Ltd.	307,508	834,002

Hotai Motor Co., Ltd.	7,000	147,535

Hua Nan Financial Holdings Co., Ltd.	240,774	144,871

Largan Precision Co., Ltd.	3,000	318,597

Lite-On Technology Corp.	62,000	100,993

MediaTek, Inc.	28,000	665,567

Mega Financial Holding Co., Ltd.	280,000	269,808

Nan Ya Plastics Corp.	130,000	267,038

Novatek Microelectronics Corp., Ltd.	16,000	149,522

Pegatron Corp.	52,000	112,061

President Chain Store Corp.	17,000	153,439

Quanta Computer, Inc.	67,000	169,058

Realtek Semiconductor Corp.	12,000	149,489

Shanghai Commercial & Savings Bank, Ltd. (The)	94,606	122,641

Shin Kong Financial Holding Co., Ltd.	362,352	100,931

SinoPac Financial Holdings Co., Ltd.	309,000	115,677

Taishin Financial Holding Co., Ltd.	295,685	130,393

Taiwan Cement Corp.	137,412	195,012

Security	Shares	Value

Taiwan (continued)

Taiwan Cooperative Financial Holding Co., Ltd.	244,110	$163,977

Taiwan Mobile Co., Ltd.	48,000	163,968

Taiwan Semiconductor Manufacturing Co., Ltd.	576,000	8,714,692

Uni-President Enterprises Corp.	120,960	259,285

United Microelectronics Corp.	307,000	329,948

Win Semiconductors Corp.	11,000	120,002

Yageo Corp.	7,000	87,205

Yuanta Financial Holding Co., Ltd.	305,422	189,889

		$18,538,995

United Arab Emirates — 2.1%

Abu Dhabi Commercial Bank PJSC	259,100	$410,167

Aldar Properties PJSC	359,800	265,684

Dubai Islamic Bank PJSC	169,500	191,802

Emaar Malls PJSC(1)	253,900	101,250

Emaar Properties PJSC(1)	334,300	239,562

Emirates NBD Bank PJSC	116,800	299,372

Emirates Telecommunications Group Co. PJSC	160,200	733,970

First Abu Dhabi Bank PJSC	253,600	781,442

		$3,023,249

Vietnam — 12.7%

FPT Corp.	701,925	$1,668,482

Ho Chi Minh City Development Joint Stock Commercial Bank(1)	312,910	327,566

Hoa Phat Group JSC	1,461,938	1,931,711

Imexpharm Pharmaceutical JSC	48,678	103,024

Masan Group Corp.(1)	197,050	713,876

Military Commercial Joint Stock Bank(1)	2,274,056	1,750,923

Mobile World Investment Corp.	53,333	257,731

No Va Land Investment Group Corp.(1)	201,690	539,584

PetroVietnam Gas JSC	84,800	258,719

PetroVietnam Power Corp.(1)	704,100	285,805

Phat Dat Real Estate Development Corp.	50,522	89,386

Phu Nhuan Jewelry JSC	565,090	1,707,718

Refrigeration Electrical Engineering Corp.	143,700	277,904

Saigon Beer Alcohol Beverage Corp.	60,300	479,482

SSI Securities Corp.	72,996	54,054

Viet Capital Securities JSC	282,825	451,423

Vietnam Dairy Products JSC	444,489	2,076,788

Vietnam National Petroleum Group	125,200	265,238

Vietnam Prosperity JSC Bank(1)	1,755,487	1,791,847

Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,585,147

Vingroup JSC(1)	399,041	1,835,598

		$18,452,006

Total Common Stocks (identified cost $110,501,372)		$126,776,471

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Short-Term Investments — 11.8%

U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/5/20	$1,500	$1,499,992

Total U.S. Treasury Obligations (identified cost $1,499,985)		$1,499,992

Other — 10.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	15,684,838	$15,684,838

Total Other (identified cost $15,684,838)		$15,684,838

Total Short-Term Investments (identified cost $17,184,823)		$17,184,830

Total Investments — 98.8% (identified cost $127,686,195)		$143,961,301

Other Assets, Less Liabilities — 1.2%		$1,732,780

Net Assets — 100.0%		$145,694,081

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $1,813,952 or 1.2% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	26.7%	$38,874,917

Information Technology	18.5	26,937,393

Consumer Discretionary	10.4	15,223,661

Communication Services	7.5	10,960,843

Consumer Staples	4.7	6,848,699

Energy	4.7	6,837,245

Materials	4.4	6,394,504

Real Estate	4.0	5,765,059

Utilities	2.3	3,322,554

Industrials	2.2	3,255,793

Health Care	1.6	2,355,803

Short-Term Investments	11.8	17,184,830

Total Investments	98.8%	$143,961,301

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	99,714	USD	116,543	BNP Paribas	11/2/20	$—	$(411)

RON	485,829	EUR	99,714	Bank of America, N.A.	11/2/20	253	—

USD	137,618	EUR	117,768	Standard Chartered Bank	11/2/20	459	—

EUR	117,768	USD	137,700	Standard Chartered Bank	11/30/20	—	(460)

USD	6,400,428	EUR	5,456,510	BNP Paribas	11/30/20	41,722	—

USD	5,698,161	EUR	4,857,811	BNP Paribas	11/30/20	37,144	—

USD	5,183,593	EUR	4,419,131	BNP Paribas	11/30/20	33,790	—

USD	2,454,901	EUR	2,092,858	BNP Paribas	11/30/20	16,004	—

USD	1,480,885	EUR	1,262,488	BNP Paribas	11/30/20	9,653	—

USD	116,613	EUR	99,714	BNP Paribas	11/30/20	412	—

USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(9,626)

						$139,437	$(10,497)

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures

MSCI Emerging Markets Index	142	Long	12/18/20	$7,823,490	$(116,815)

					$(116,815)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	CNY	13,425	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 14.00% on $2,000,113 (pays quarterly)	4/16/21	$(52,579)

UBS AG	CNY	65,063	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 13.75% on $9,514,271 (pays quarterly)	3/24/21	353,984

						$301,405

Abbreviations:

ADR	–	American Depositary Receipt

PFC Shares	–	Preference Shares

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

CNY	–	Yuan Renminbi

EUR	–	Euro

RON	–	Romanian Leu

USD	–	United States Dollar

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $112,001,357)	$128,276,463

Affiliated investment, at value (identified cost, $15,684,838)	15,684,838

Cash	1,160,053

Deposits for derivatives collateral —

Financial futures contracts	677,340

OTC derivatives	710,000

Foreign currency, at value (identified cost, $315,002)	316,105

Dividends receivable	65,391

Dividends receivable from affiliated investment	1,229

Receivable for investments sold	198,262

Receivable for open forward foreign currency exchange contracts	139,437

Receivable for open swap contracts	353,984

Tax reclaims receivable	13,324

Total assets	$147,596,426

Liabilities

Cash collateral due to broker	$710,000

Payable for investments purchased	631,419

Payable for variation margin on open financial futures contracts	97,992

Payable for open forward foreign currency exchange contracts	10,497

Payable for open swap contracts	52,579

Payable to affiliates:

Investment adviser fee	126,449

Trustees’ fees	687

Accrued foreign capital gains taxes	96,231

Accrued expenses	176,491

Total liabilities	$1,902,345

Net Assets applicable to investors’ interest in Portfolio	$145,694,081

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Dividends (net of foreign taxes, $403,241)	$3,206,985

Dividends from affiliated investment	74,938

Interest (net of foreign taxes, $18)	37,082

Total investment income	$3,319,005

Expenses

Investment adviser fee	$1,569,545

Trustees’ fees and expenses	8,719

Custodian fee	327,368

Legal and accounting services	73,001

Miscellaneous	29,466

Total expenses	$2,008,099

Net investment income	$1,310,906

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $110,220)	$(11,865,445)

Investment transactions — affiliated investment	(6,107)

Financial futures contracts	1,745,833

Swap contracts	1,313,977

Foreign currency transactions	(996,440)

Forward foreign currency exchange contracts	(1,229,339)

Net realized loss	$(11,037,521)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $154,693)	$(518,417)

Investments — affiliated investment	(518)

Financial futures contracts	(306,710)

Swap contracts	301,405

Foreign currency	496,001

Forward foreign currency exchange contracts	571,398

Net change in unrealized appreciation (depreciation)	$543,159

Net realized and unrealized loss	$(10,494,362)

Net decrease in net assets from operations	$(9,183,456)

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$1,310,906	$2,211,320

Net realized gain (loss)	(11,037,521)	1,060,712

Net change in unrealized appreciation (depreciation)	543,159	9,020,967

Net increase (decrease) in net assets from operations	$(9,183,456)	$12,292,999

Capital transactions —

Contributions	$20,177,377	$23,681,199

Withdrawals	(44,633,383)	(18,809,164)

Net increase (decrease) in net assets from capital transactions	$(24,456,006)	$4,872,035

Net increase (decrease) in net assets	$(33,639,462)	$17,165,034

Net Assets

At beginning of year	$179,333,543	$162,168,509

At end of year	$145,694,081	$179,333,543

26	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020	2019		2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	1.28%	1.29	%(1)	1.25%	1.29%	1.30%

Net investment income	0.84%	1.29%		0.97%	1.10%	0.92%

Portfolio Turnover	44%	43%		39%	32%	40%

Total Return	(2.84)%	7.44%		(11.06)%	24.59%	5.75%

Net assets, end of year (000’s omitted)	$145,694	$179,334		$162,169	$164,303	$124,168

(1)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

27	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

28

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a

29

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $1,569,545 or 1.00% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $62,786,028 and $94,246,659, respectively, for the year ended October 31, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$128,054,608

Gross unrealized appreciation	$30,753,895

Gross unrealized depreciation	(14,555,423)

Net unrealized appreciation	$16,198,472

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

30

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $63,076. At October 31, 2020, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total

Receivable for open forward foreign currency exchange contracts	$—	$139,437	$139,437

Receivable for open swap contracts	353,984	—	353,984

Total Asset Derivatives subject to master netting or similar agreements	$353,984	$139,437	$493,421

Not applicable	$(116,815)*	$—	$(116,815)

Payable for open forward foreign currency exchange contracts	—	(10,497)	(10,497)

Payable for open swap contracts	(52,579)	—	(52,579)

Total Liability Derivatives	$(169,394)	$(10,497)	$(179,891)

Derivatives not subject to master netting or similar agreements	$(116,815)	$—	$(116,815)

Total Liability Derivatives subject to master netting or similar agreements	$(52,579)	$(10,497)	$(63,076)

*	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

31

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$253	$—	$—	$—	$253	$—

BNP Paribas	138,725	(411)	—	—	138,314	—

Standard Chartered Bank	459	(459)	—	—	—	—

UBS AG	353,984	—	—	(353,984)	—	710,000

	$493,421	$(870)	$—	$(353,984)	$138,567	$710,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

BNP Paribas	$(411)	$411	$—	$—	$—	$—

JPMorgan Chase Bank, N.A.	(52,579)	—	—	—	(52,579)	—

Standard Chartered Bank	(10,086)	459	—	—	(9,627)	—

	$(63,076)	$870	$—	$—	$(62,206)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$710,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2020 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange	Total

Net realized gain (loss) —

Investment transactions	$—	$(40,663)	$(40,663)

Financial futures contracts	1,745,833	—	1,745,833

Swap contracts	1,313,977	—	1,313,977

Forward foreign currency exchange contracts	—	(1,229,339)	(1,229,339)

Total	$3,059,810	$(1,270,002)	$1,789,808

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$(306,710)	$—	$(306,710)

Swap contracts	301,405	—	301,405

Forward foreign currency exchange contracts	—	571,398	571,398

Total	$(5,305)	$571,398	$566,093

32

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$6,769,000	$40,159,000	$3,556,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2020, which is indicative of the volume of this derivative type, was approximately $1,655,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

7  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $15,684,838, which represents 10.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,701,355	$89,630,440	$(79,640,332)	$(6,107)	$(518)	$15,684,838	$74,938	15,684,838

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$6,520,485	$78,177,071	$—	$84,697,556

Emerging Europe	—	26,706,554	—	26,706,554

Latin America	3,972,205	—	—	3,972,205

Middle East/Africa	—	11,400,156	—	11,400,156

Total Common Stocks	$10,492,690	$116,283,781 *	$—	$126,776,471

Short-Term Investments —

U.S. Treasury Obligations	$—	$1,499,992	$—	$1,499,992

Other	—	15,684,838	—	15,684,838

Total Investments	$10,492,690	$133,468,611	$—	$143,961,301

Forward Foreign Currency Exchange Contracts	$—	$139,437	$—	$139,437

Swap Contracts	—	353,984	—	353,984

Total	$10,492,690	$133,962,032	$—	$144,454,722

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(10,497)	$—	$(10,497)

Futures Contracts	(116,815)	—	—	(116,815)

Swap Contracts	—	(52,579)	—	(52,579)

Total	$(116,815)	$(63,076)	$—	$(179,891)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in

34

Global Macro Capital Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

35

Global Macro Capital Opportunities Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 17, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

37

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

38

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

39

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20357    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$42,300	$42,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,033	$22,043
All Other Fees(3)	$0	$0

Total	$59,333	$64,343

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$17,033	$22,043
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020